Related-Party and Party In Interest Transactions (Details) - EBP 258 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 218
Interest income on notes receivable from participants	237
Legacy Enviri common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Value of common stock purchased	1,066
Value of common stock sold	1,464
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 153